Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	€ 1,342,471	€ 1,156,031
Ending balance		1,721,064	1,342,471	[1]	€ 1,156,031	[1]
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,933,657	1,650,956		1,418,701
Additions		501,293	280,697		258,246
Acquisitions through business combinations			16,821
Exchange differences		(1,024)	(12,712)		(19,959)
Disposals		(8,632)	(2,105)		(6,032)
Ending balance		2,425,294	1,933,657		1,650,956
Accumulated depreciation, amortization, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(591,186)	(494,925)		(419,629)
Depreciation		(120,730)	(103,585)		(87,566)
Exchange differences		(333)	5,383		6,238
Disposals		8,019	1,941		6,032
Ending balance		(704,230)	(591,186)		(494,925)
Freehold Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		206,617	160,184
Ending balance		253,697	206,617		160,184
Freehold Land and Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		227,715	176,421		174,935
Additions		45,598	28,712
Acquisitions through business combinations			5,440
Exchange differences		225	(1)		6
Transfers		5,704	17,143		1,480
Ending balance		279,242	227,715		176,421
Freehold Land and Buildings [member] | Accumulated depreciation, amortization, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(21,098)	(16,237)		(12,652)
Depreciation		(4,448)	(4,861)		(3,584)
Exchange differences		1			(1)
Ending balance		(25,545)	(21,098)		(16,237)
Infrastructure and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		997,405	863,917
Ending balance		1,170,472	997,405		863,917
Infrastructure and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,534,440	1,315,971		1,127,883
Additions		99,406	83,216		64,369
Acquisitions through business combinations			11,272
Exchange differences		(790)	(11,181)		(17,010)
Disposals		(7,538)	(2,045)		(5,801)
Transfers		183,289	137,207		146,530
Ending balance		1,808,807	1,534,440		1,315,971
Infrastructure and equipment [member] | Accumulated depreciation, amortization, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(537,035)	(452,054)		(385,095)
Depreciation		(108,252)	(91,912)		(78,680)
Exchange differences		(275)	5,050		5,920
Disposals		7,227	1,881		5,801
Ending balance		(638,335)	(537,035)		(452,054)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		116,437	111,803
Ending balance		269,658	116,437		111,803
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		116,437	111,803		77,664
Additions		343,254	160,004		184,603
Exchange differences		(526)	(1,020)		(2,454)
Transfers		(189,507)	(154,350)		(148,010)
Ending balance		269,658	116,437		111,803
Total data center assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,320,459	1,135,904
Ending balance		1,693,827	1,320,459		1,135,904
Total data center assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,878,592	1,604,195		1,380,482
Additions		488,258	271,932		248,972
Acquisitions through business combinations			16,712
Exchange differences		(1,091)	(12,202)		(19,458)
Disposals		(7,538)	(2,045)		(5,801)
Transfers		(514)
Ending balance		2,357,707	1,878,592		1,604,195
Total data center assets [member] | Accumulated depreciation, amortization, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(558,133)	(468,291)		(397,747)
Depreciation		(112,700)	(96,773)		(82,264)
Exchange differences		(274)	5,050		5,919
Disposals		7,227	1,881		5,801
Ending balance		(663,880)	(558,133)		(468,291)
Office equipment and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		22,012	20,127
Ending balance		27,237	22,012		20,127
Office equipment and other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		55,065	46,761		38,219
Additions		13,035	8,765		9,274
Acquisitions through business combinations			109
Exchange differences		67	(510)		(501)
Disposals		(1,094)	(60)		(231)
Transfers		514
Ending balance		67,587	55,065		46,761
Office equipment and other [member] | Accumulated depreciation, amortization, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(33,053)	(26,634)		(21,882)
Depreciation		(8,030)	(6,812)		(5,302)
Exchange differences		(59)	333		319
Disposals		792	60		231
Ending balance		€ (40,350)	€ (33,053)		€ (26,634)

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.